Forward Purchase Agreements	12 Months Ended
Dec. 31, 2024
Forward Purchase Agreements
Forward Purchase Agreements

Note 12 – Forward Purchase Agreements

On November 9, 2022 and November 13, 2022, 8i, EHL, and certain institutional investors, HB Strategies LLC (the “Seller 1”) and Alto Opportunity Master Fund, SPC - Segregated Master Portfolio B (“Seller 2”) entered into an agreement (the “Prepaid Forward Agreement 1” and “Prepaid Forward Agreement 2”), respectively, for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1” and “Prepaid Forward Transaction 2”).

Pursuant to the terms of the Prepaid Forward Agreements, Seller 1 and Seller 2 may (i) purchase through a broker in the open market, from holders of Shares other than 8i Acquisition or affiliates thereof, 8i Acquisition’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s and Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1” and “Recycled Shares 2”, respectively). While Seller 1 and Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2, the aggregate total Recycled Shares 1 and Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2 shall be no more than 1,400,000 shares and 1,125,000 shares, respectively. Seller 1 and Seller 2 have agreed to hold the Recycled Shares 1 and Recycled Shares 2, for the benefit of (a) 8i Acquisition until the closing of the Business Combination (the “Closing”) and (b) the Company after the Closing (each a “Counterparty”). Seller 1 and Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

The key terms of the forward contracts are as follows:

- Sellers can terminate the Transaction no later than the later of: (a) Third Local Business Day following the Optional Early Termination (“OET”); (b) the first Payment Date after the OET Date which shall specify the quantity by which the Number of Shares is to be reduced (such quantity, the “Terminated Shares”) Seller shall terminate the Transaction in respect of any Shares sold on or prior to the Maturity Date. The Counterparty is entitled to an amount from the Seller equal to the number of terminated shares multiplied by the Reset Price.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

-Seller 1 and Seller 2 are entitled to receive the Maturity Consideration, an amount equal to the product of: (1) Number of Recycled Shares specified in the Pricing Date Notice, less(b) the number of Terminated Shares multiplied by (2) USD 2.50 (the “Maturity Consideration”), in cash. The Company can also pay the Seller 1 and Seller 2 shares based on the Company’s average volume weighted average share price (“VWAP”) of the Shares over 30 Scheduled Trading Days ending on the Maturity Date. Such settlement consideration or OET is considered to be an embedded feature (or instrument) with in the Prepaid Forward Transaction 1 and 2.

- The Prepaid Forward Transaction 1 and 2 required physical settlement by repurchase of remaining of the recycled shares in exchange for cash and if either the amount to be paid or the settlement date varies based on specified conditions, the earlier of a) first anniversary of the closing of the transactions between Counterparty and EUDA on November 18, 2022 or b) the date specified by Seller in a written notice to be delivered at Seller’s discretion (not earlier than the day such notice is effective) after the occurrence of a VWAP Trigger Event, those instruments shall be measured subsequently at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, recognizing the resulting change in that amount from the previous reporting date as interest cost, which we recorded as change in fair value of prepaid forward purchase liability.

In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company has determined that the prepaid forward contract is a financial instrument other than a share that represent or are indexed to obligations to repurchase the issuer’s equity shares by transferring assets, referred to herein as the “prepaid forward purchase liability” on its consolidated balance sheets. The Company initially measure the prepaid forward purchase liability at fair value and measured subsequently at fair value with changes in fair value recognized in earnings.

As of the closing of the Business Combination on November 17, 2022, the fair value of the prepaid forward purchase liability was $7,409,550. As of December 31, 2024, December 31, 2023, and June 8, 2023 (settlement date), the prepaid forward purchase liabilities amounted to $0, $0, and $21,624,711, respectively. For the years ended December 31, 2024 and 2023, the change of fair value of the prepaid forward purchase liability was amounted to $0 and a loss of $1,303,658, respectively.

On June 8, 2023, the Company and the Seller 1 and Seller 2 entered into amendments to the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2 (together, the “Amendments”), to amend the definition of “Maturity Consideration,” such that, Maturity Consideration shall consist of 800,000 ordinary shares of EUDA to be issued to the each Seller by the Company. Pursuant to the Prepaid Forward Agreement 1 and Prepaid Forward Agreement 2, the maturity date of the Prepaid Forward Transactions (the “Maturity Date”) may be accelerated by the Sellers after any occurrence wherein during any 30 consecutive trading-day period, the dollar volume-weighted average price of the Company’s ordinary shares for 20 trading days is less than $3.00 per share. Pursuant to the Amendments, the parties agreed that the Prepaid Forward Transactions shall be accelerated as of the date of the Amendments, and accordingly, the 800,000 ordinary shares (or 1,600,000 ordinary shares in the aggregate), became immediately due and payable to the Sellers upon execution of the Amendments. The Amendments provide the Sellers with registration rights for the ordinary shares issuable as Maturity Consideration, and also prohibit the Sellers from selling such ordinary shares on any exchange business day in an amount greater than 15% of the daily trading volume of the Company’s ordinary shares on such day. In addition, as of June 8, 2023 (the “Maturity Date”), the Sellers became entitled to retain (a) the remaining prepayment amount paid from the Company’s trust account to the Sellers upon consummation of the Company’s business combination, and (b) the remaining ordinary shares held by each Seller that were subject to the Prepaid Forward Transactions. Pursuant to the Amendments, no other fees, consideration or other amounts are due to the Seller or the Company upon the Maturity Date. These 1,600,000 ordinary shares were issued on June 8, 2023 pursuant to the agreement. As a result, the Company recognized $2,635,816 loss of settlement on the Prepaid Forward Agreements for the year ended December 31, 2023.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)